Additional disclosure requirements (Tables)	6 Months Ended
Jun. 30, 2024
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Condensed Balance Sheets

UNAUDITED CONDENSED BALANCE SHEETS	30 June 2024	31 December 2023
(Parent company only)	(Millions of Euros)
Assets
Cash and due from banks	130,150	172,524
Of which:
To bank subsidiaries	7,476	6,834
Trading account assets	116,064	102,296
Investment securities	72,272	63,325
Of which:
To bank subsidiaries	17,403	16,137
To non-bank subsidiaries	992	1,229
Net Loans and leases	311,285	298,068
Of which:
To non-bank subsidiaries	21,680	22,435
Investment in affiliated companies	100,430	99,326
Of which:
To bank subsidiaries	74,374	74,016
To non-bank subsidiaries	26,056	25,310
Premises and equipment, net	6,216	6,368
Other assets	15,099	15,435
Total assets	751,517	757,342

Liabilities
Deposits	369,131	398,374
Of which:
To bank subsidiaries	4,489	7,832
To non-bank subsidiaries	17,123	14,610
Short-term debt	95,981	70,771
Long-term debt	120,371	129,258
Total debt	216,352	200,029
Of which:
To bank subsidiaries	50	—
To non-bank subsidiaries	1,193	1,816
Other liabilities	89,178	84,065
Total liabilities	674,661	682,468

Stockholders' equity
Capital stock	7,747	8,092
Retained earnings and other reserves	69,109	66,782
Total stockholders' equity	76,856	74,874

Total liabilities and Stockholders’ Equity	751,517	757,342

Condensed Statements of Income
Following are the summarised unaudited condensed statements of income of Banco Santander, S.A. for the periods ended 30 June 2024 and 2023.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	30 June 2024	30 June 2023
	(Millions of Euros)
Interest income	18,184	13,380
Interest from earning assets	14,014	10,249
Dividends from affiliated companies	4,170	3,131
Of which:
From bank subsidiaries	3,747	2,618
From non-bank subsidiaries	423	513

Interest expense	(9,993)	(6,938)
Interest income / (Charges)	8,191	6,442
Provision for credit losses	(658)	(755)
Interest income / (Charges) after provision for credit losses	7,532	5,687
Non-interest income:	2,724	2,397
Non-interest expense:	(4,517)	(4,187)
Income before income taxes	5,739	3,897
Income tax expense	(337)	(243)
Net income	5,402	3,654

Condensed Statements of Comprehensive Income
Following are the summarised unaudited condensed statements of comprehensive income of Banco Santander, S.A. for the periods ended 30 June 2024 and 2023.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	30 June 2024	30 June 2023
	(Millions of Euros)

NET INCOME	5,402	3,654
OTHER COMPREHENSIVE INCOME	71	(183)
Items that may be reclassified subsequently to profit or loss	93	104
Hedging instruments (items not designated)	—	—
Revaluation gains (losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Debt instruments at fair value with changes in other comprehensive income	(26)	43
Revaluation gains (losses)	(95)	38
Amounts transferred to income statement	69	5
Other reclassifications	—	—
Cash flow hedges:	163	133
Revaluation gains/(losses)	(13)	(24)
Amounts transferred to income statement	176	157
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	—	—
Exchange differences	—	—
Non-current assets held for sale	—	—
Income tax	(44)	(72)
Items that will not be reclassified to profit or loss:	(22)	(287)
Actuarial gains/(losses) on pension plans	2	12
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	17	(275)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	4	(41)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(4)	41
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(61)	(34)
Income tax relating to items that will not be reclassified	20	10
TOTAL COMPREHENSIVE INCOME	5,473	3,471

Condensed Cash Flow Statements
Following are the summarised unaudited condensed cash flow statements of Banco Santander, S.A. for the periods ended 30 June 2024 and 2023.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	30 June 2024	30 June 2023
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	5,402	3,654
Adjustments to profit	(2,740)	2,080
Net increase/decrease in operating assets	(45,848)	(10,186)
Net increase/decrease in operating liabilities	(11,864)	(14,608)
Reimbursements/payments of income tax	1,063	1,134
Total net cash flows from operating activities (1)	(53,987)	(17,926)

2. Cash flows from investing activities
Investments (-)	(1,850)	(2,438)
Divestments (+)	4,285	4,099
Total net cash flows from investment activities (2)	2,435	1,661

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	302	336
Acquisition of own equity instruments	(2,032)	(1,622)
Issuance of debt securities	3,908	1,500
Redemption of debt securities	(2,994)	(438)
Dividends paid	(1,485)	(963)
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	(151)	(87)
Total net cash flows from financing activities (3)	(2,452)	(1,274)

4. Effect of exchange rate changes on cash and cash equivalents (4)	1,156	(429)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(52,848)	(17,968)
Cash and cash equivalents at beginning of period	125,020	130,083
Cash and cash equivalents at end of period	72,172	112,115

Schedule of preference shares and preferred securities
The following table shows the balance of the preference shares and preferred securities as of 30 June 2024 and 31 December 2023:

	30 June 2024	31 December 2023
	(Millions of Euros)
Preference shares	207	202
Preferred securities	8,281	9,081
Total at period-end	8,488	9,283

Schedule of preference shares and preferred securities by issuer

	Outstanding at 30 June 2024
		Amount in
Preference Shares		currency	Interest rate	Redemption
Issuer/Date of issue	Currency	(million)		Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 30 June 2024
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Santander, S.A., March 2018	Euro	187.6	4.75%	(B)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,498.6	4.375%	(C)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	1,000.0	4.75%	(D)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(E)	Perpetuity
Banco Santander, S.A., September 2021	Euro	990.0	3.625%	(F)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,149.6	9.625%	(G)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,349.8	9.625%	(H)	Perpetuity
Banco Santander, S.A., May 2024	Euro	1,500.0	7.00%	(I)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the 5-year Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis points on the 5-year Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro Mid-Swap Rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first five years and six months, revised every 5 years thereafter by applying a margin of 530.6 basis points on the 5-year UST rate.
H.Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 529.8 basis points on the 5-year UST rate.
I.Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.00% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 443.2 basis points on the 5-year Mid-Swap rate.